                                                                                                July 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

Re: Dreyfus State Municipal Bond Funds

      File No.  811-4906

            -Dreyfus Connecticut Fund

            -Dreyfus Massachusetts Fund

            -Dreyfus Pennsylvania Fund

Dear Sir/Madam,

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the fiscal year ended April 30, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-8023.

                                                                                                            Very truly yours,

                                                                                                            /s/ Zachary R. Barker

                                                                                                             Zachary R. Barker,

                                                                                                             Paralegal

ZB/

Enclosures